Common Stock and Additional Paid-in Capital - Net Income attributable to Dryships Inc. and transfers to the Non controlling Interest (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income Attributable To Dryships Inc And Transfers To Noncontrolling Interest [Abstract]
Net income/(loss) attributable to DryShips Inc.	$ (246,778)	$ (70,128)	$ 188,327
Transfers to the non-controlling interest:
Decrease in Dryships Inc equity for reduction in subsidiary ownership	(81,760)	(75,231)	(153,092)
Net transfers to the non-controlling interest	(81,760)	(75,231)	(153,092)
Net income/ (loss) attributable to Dryships Inc. and transfers to the non-controlling interest	$ (328,538)	$ (145,359)	$ 35,235